SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Disclosure of detailed information about cash and cash equivalents [Table Text Block]
	December 31, 2019	December 31, 2018
Cash	$68,994	$86,175
Short-term deposits	187	196
Total	$69,181	$86,371

Disclosure of detailed information about changes in non-cash working capital [Table Text Block]
	Year ended	Year ended
	December 31, 2019	December 31, 2018
Accounts receivable	$1,139	$1,280
Prepaid expenses	(277)	13
Accounts payable and accrued liabilities	(4,403)	4,981
Advances from joint venture partners	460	(193)
	$(3,081)	$6,081